                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31 , 2001.
                                                      ------------

Check here if Amendment;  |_|       Amendment Number:

This Amendment (Check only one):        |_|  is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:  28 Gates Street
                                        White River Junction, Vermont 05001-7066
                                        U.S.A.

Form 13F File Number:                   028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (802) 295-4500

Signature, Place, and Date of Signing:

/s/    J. Brian Palmer       White River Junction, Vermont     February 14, 2002
-------------------------  --------------------------------- -------------------

[Signature]                  [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
-                                   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           2
                                                     -----------------

Form 13F Information Table Entry Total:                   62 items
                                                     -----------------

Form 13F Information Table Value Total:               $137,007,677
                                                     -----------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number           Name

1.             028-07388                      Folksamerica Holding Company, Inc.
               ---------                      ----------------------------------
2.             028-00470                      OneBeacon Asset Management, Inc.
               ---------                      --------------------------------

                      WHITE MOUNTAINS INSURANCE GROUP, Ltd.

                 FORM 13F Information Table - December 31, 2001


      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Voting Authority
                                                                                   Amount and                          (Shares)
                                         Title        CUSIP           Market         Type of  Investment            ----------------
      Name of Issuer                   of Class       Number           Value        Security  Discretion Managers*  Sole Shared None
      ------------------------------------------------------------------------------------------------------------------------------
 1   Ace Ltd                              ORD      G0070K-10-3          678,535    16,900   SH   DEFINED     1, 3       16,900
 2   Alleghany Corp Del                   COM      017175-10-0          553,486     2,876   SH   DEFINED     1, 3        2,876
 3   Ambac Inc.                           COM      023139-10-8          760,570    13,145   SH   DEFINED     1, 3       13,145
 4   Amerada Hess Corp                    COM      023551-10-4        1,562,500    25,000   SH   DEFINED     1, 3       25,000
 5   AMERADA HESS CORP                    COM      023551-10-4       14,062,500   225,000   SH   DEFINED     2, 3      225,000
 6   Annuity And Life Re Holdings         ORD      G03910-10-9          427,121    17,010   SH   DEFINED     1, 3       17,010
 7   Aon Corp.                            COM      037389-10-3        4,395,245   123,740   SH   DEFINED     1, 3      123,740
 8   ARCHSTONE COMMUNITIES TR         PFD SER A CV 039581202             70,800     2,000   SH   DEFINED     2, 3        2,000
 9   Archstone Communities Tr          SH BEN INT  039581-10-3        4,505,190   171,300   SH   DEFINED     1, 3      171,300
10   Arden Realty Group Inc               COM      039793-10-4        3,047,500   115,000   SH   DEFINED     1, 3      115,000
11   Avalonbay Communities Inc            COM      053484-10-1        2,436,465    51,500   SH   DEFINED     1, 3       51,500
12   Berkley, W.R. Corp                   COM      084423-10-2          316,830     5,900   SH   DEFINED     1, 3        5,900
13   BERKSHIRE HATHAWAY INC               CL B     084670-20-7        5,050,000     2,000   SH   DEFINED     2, 3        2,000
14   Berkshire Hathaway Inc.              CL B     084670-20-7        1,318,050       522   SH   DEFINED     1, 3          522
15   Bisys Group                          COM      055472-10-4          323,789     5,060   SH   DEFINED     1, 3        5,060
16   Boston Properties Inc                COM      101121-10-1        2,660,000    70,000   SH   DEFINED     1, 3       70,000
17   Equity Office Properties Trust       COM      294741-10-3        3,433,030   114,130   SH   DEFINED     1, 3      114,130
18   Everest Re Group Ltd                 COM      G3223R-10-8          229,775     3,250   SH   DEFINED     1, 3        3,250
19   Fidelity National Financial, Inc.    COM      316326-10-7          453,840    18,300   SH   DEFINED     1, 3       18,300
20   First Data Corp.                     COM      319963-10-4          349,103     4,450   SH   DEFINED     1, 3        4,450
21   FORTUNE BRANDS INC                   COM      349631-10-1        3,365,150    85,000   SH   DEFINED     2, 3       85,000
22   Gables Residential Trust          SH BEN INT  362418-10-5          589,040    19,900   SH   DEFINED     1, 3       19,900
23   Great Lakes Chemical Corp            COM      390568-10-3          607,000    25,000   SH   DEFINED     1, 3       25,000
24   GREAT LAKES CHEMICAL CORP            COM      390568-10-3        8,740,800   360,000   SH   DEFINED     2, 3      360,000
25   Gulf Indonesia Resources Ltd         COM      402284-10-3           87,814    10,000   SH   DEFINED     1, 3       10,000
26   GULF INDONESIA RESOURCES LTD         COM      402284-10-3          765,000    85,000   SH   DEFINED     2, 3       85,000
27   HCC Ins. Holdings Inc.               COM      404132-10-2          214,890     7,800   SH   DEFINED     1, 3        7,800
28   IHOP USD.01                          COM      449623-10-7          236,158     8,060   SH   DEFINED     1, 3        8,060
29   IMS Health                           COM      449934-10-8          394,102    20,200   SH   DEFINED     1, 3       20,200
30   Intl Speedway Corp                   CL A     460335-20-1          233,036     5,960   SH   DEFINED     1, 3        5,960
31   Intuit Inc.                          COM      461202-10-3          312,294     7,300   SH   DEFINED     1, 3        7,300
32   Kilroy Realty Corp                   COM      49427F-10-8          131,350     5,000   SH   DEFINED     1, 3        5,000
33   Lafarge Corp.                        COM      505862-10-2          385,468    10,260   SH   DEFINED     1, 3       10,260
34   Landamerica Financial Group          COM      514936-10-3          258,587     9,010   SH   DEFINED     1, 3        9,010
35   Mack-Cali Realty Corp                COM      554489-10-4        2,326,500    75,000   SH   DEFINED     1, 3       75,000
36   MEREDETH CORP                        COM      589433-10-1        7,130,000   200,000   SH   DEFINED     2, 3      200,000
37   Meredeth Corp                        COM      589433-10-1          534,750    15,000   SH   DEFINED     1, 3       15,000
38   OVERSEAS SHIPPING GROUP              COM      690368-10-5        1,575,000    70,000   SH   DEFINED     2, 3       70,000
39   Partner Re Ltd.                      COM      G6852T-10-5          632,880    11,720   SH   DEFINED     1, 3       11,720
40   PAULA FINANCIAL                      COM      703588-10-3          572,011   423,712   SH   DEFINED     2, 3      423,712
41   Phoenix Companies Inc.               COM      71902E-10-9          493,950    26,700   SH   DEFINED     1, 3       26,700
42   Potlatch Corporation                 COM      737628-10-7          586,400    20,000   SH   DEFINED     1, 3       20,000
43   POTLATCH CORPORATION                 COM      737628-10-7        6,303,800   215,000   SH   DEFINED     2, 3      215,000
44   Prologis Trust                    SH BEN INT  743410-10-2          607,378    28,237   SH   DEFINED     1, 3       28,237
45   Public Storage Inc.                  COM      74460D-10-9          668,000    20,000   SH   DEFINED     1, 3       20,000
46   R.H. Donnelley Corp.               COM NEW    74955W-30-7          329,427    11,340   SH   DEFINED     1, 3       11,340
47   Reckson Associates Realty CP         COM      75621K-10-6        3,630,144   155,400   SH   DEFINED     1, 3      155,400
48   Renaissance Re Holding Ltd           COM      G7496G-10-3          855,738     8,970   SH   DEFINED     1, 3        8,970
49   RYDER SYSTEM                         COM      783549-10-8       10,669,655   481,700   SH   DEFINED     2, 3      481,700
50   Ryder System                         COM      783549-10-8        1,107,500    50,000   SH   DEFINED     1, 3       50,000
51   Security Capital Group               CL B     81413P-20-4        7,357,300   290,000   SH   DEFINED     1, 3      290,000
52   Shurgard Storage Centers Inc.        COM      82567D-10-4        2,000,000    62,500   SH   DEFINED     1, 3       62,500
53   Summit Properties                    COM      866239-10-6        3,192,552   127,600   SH   DEFINED     1, 3      127,600
54   Trizec Hahn Corp                   SUB VTG    896938-10-7        1,067,600    68,000   SH   DEFINED     1, 3       68,000
55   UICI                                 COM      902737-10-5          405,540    30,040   SH   DEFINED     1, 3       30,040
56   Unisource Energy Corp. Hld. Co       COM      909205-10-6        1,819,000   100,000   SH   DEFINED     1, 3      100,000
57   UNISOURCE ENERGY CORP. HLD. CO       COM      909205-10-6       16,150,901   887,900   SH   DEFINED     2, 3      887,900
58   UnumProvident Corp.                  COM      91529Y-10-6          280,741    10,590   SH   DEFINED     1, 3       10,590
59   Vornado Realty Trust              SH BEN INT  929042-10-9        2,184,000    52,500   SH   DEFINED     1, 3       52,500
60   Wachovia Corp                        COM      929903-10-2          429,318    13,690   SH   DEFINED     1, 3       13,690
61   Waddell & Reed Financial Inc.        CL A     930059-10-0          535,486    16,630   SH   DEFINED     1, 3       16,630
62   XL Capital Ltd.                      CL A     G98255-10-5          607,087     6,645   SH   DEFINED     1, 3        6,645

                                                                   $137,007,677
                                                               ================



*     1  =  Folksamerica Holding Company, Inc.  (Form 13F filed separately)
      2  =  OneBeacon Asset Management Inc.  (Form 13F filed separately)
      3  =  White Mountains Insurance Group, Ltd.